Fair Value Measurements - Schedule of Changes in Fair Value Associated With Level 3 Convertible Note Financial Instruments Held (Details) - Level 3 [Member] - Convertible Notes [Member]	3 Months Ended
Mar. 31, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Additions	46,279,500
Fair Value adjustment, Day one loss on issuance of debt	12,753,994
Fair Value adjustment, Change in fair value	(6,219,851)
Balance at ending	$ 52,813,643